Document And Entity Information	Jun. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 14, 2022
Entity Registrant Name	Alignment Healthcare, Inc.
Entity Central Index Key	0001832466
Entity Emerging Growth Company	false
Entity File Number	001-40295
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5596242
Entity Address, Address Line One	1100 W Town and Country Rd
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Orange
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92868
City Area Code	844
Local Phone Number	310-2247
Entity Information, Former Legal or Registered Name	n/a
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ALHC
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K of Alignment Healthcare, Inc. (the "Company") filed with the U.S. Securities and Exchange Commission on June 15, 2022 (the "Original Form 8-K"). The Original Form 8-K reported the final voting results of the Company's 2022 annual meeting of stockholders held on June 14, 2022 (the "Annual Meeting"). The sole purpose of this Amendment is to disclose the Company's decision regarding whether advisory votes on the compensation of the Company's named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934 and Rule 14a-21(a) promulgated thereunder (the "Say-on-Pay Vote") should be held every one, two or three years (the "Say-on-Frequency Proposal"). No other changes have been made to the Original Form 8-K.